Proportionately Consolidated Company and Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Feb. 10, 2011 Orbotech Medical Solutions Ltd [Member]	Dec. 31, 2010 Orbotech Medical Solutions Ltd [Member]	Feb. 10, 2011 Orbotech Ltd. [Member]	May 31, 2011 Orbotech Medical Denmark A/S [Member]	Dec. 31, 2011 Orbotech Medical Denmark A/S [Member]	Dec. 31, 2010 Orbotech Medical Denmark A/S [Member]
Condensed Consolidating Financial Information [Line Items]
Consideration received for sale of a business							$ 9,000,000
Contingent amount to be received upon reaching certain milestones							5,000,000
After-Tax Income			1,363,000		(8,717,000)				6,400,000
Revenue from Subsidiary							800,000	6,100,000		3,100,000	5,600,000
Losses, net of tax							1,000,000	4,000,000		4,000,000	4,700,000
Impairment of Goodwill												700,000
Impairment of intangible assets	$ 30,142,000											$ 800,000